Earnings Per Share (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerators:
Income attributable to the Company	$ 225,499,000	$ 370,498,000
Less: Dividend preference on Preference shares	26,000	26,000
Income available to all classes of shares	225,473,000	370,472,000
Denominators:
Weighted average number of ordinary shares outstanding	302,773,218	300,205,126
Weighted average number of preference shares outstanding	3,973,333	3,966,001
Total weighted average shares outstanding	306,746,551	304,171,127
Potentially dilutive Ordinary shares	1,131,149	2,423,102
Potentially dilutive Preference shares	13,681	19,063
Total weighted average Ordinary shares outstanding assuming dilution	303,904,367	302,628,228
Total weighted average Preference shares outstanding assuming dilution	3,987,014	3,985,064
Basic income per Ordinary share	0.74	1.22
Fully diluted income per Ordinary share	$ 0.73	$ 1.21